Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income/(loss)	$ 20,585	$ (106,588)	$ (91,623)
Other comprehensive income/(loss) - derivative instruments:
Unrealized holding (loss)/gain	(16,477)	(9,273)	(3,949)
Loss reclassified into earnings from other comprehensive income	9,132	6,777	12,082
Other comprehensive income - marketable securities:
Unrealized gains on available-for sale securities		3,492	4,584
Gain reclassified into earnings from other comprehensive income	(3,492)	(4,584)
Other comprehensive (loss)/income	(10,837)	(3,588)	12,717
Comprehensive income/(loss)	9,748	(110,176)	(78,906)
Comprehensive income/(loss) attributable to non-controlling interests	158	(3,807)	(3,303)
Comprehensive income/(loss) attributable to UDR, Inc.	$ 9,590	$ (106,369)	$ (75,603)